Interest Rate Derivatives - Schedule of Derivative Liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 18, 2018
Derivative [Line Items]
Fair Value	$ 2,930
Fair Value		$ (28,442)	$ (14,990)
Interest Rate Swap, 1.33%
Derivative [Line Items]
Notional Amount	232,000
Fair Value	$ 2,930
Fixed Rate Paid	1.33%
Derivative, LIBOR floor	0.50%
Interest Rate Swap, 2.48% and 3.05%
Derivative [Line Items]
Derivative, LIBOR floor		0.00%	0.00%
Interest Rate Swap, 2.48%
Derivative [Line Items]
Notional Amount		$ 225,000	$ 225,000
Fair Value		$ (11,163)	$ (6,159)
Fixed Rate Paid		2.48%	2.48%
Interest Rate Swap, 3.05%
Derivative [Line Items]
Notional Amount		$ 75,000	$ 75,000
Fair Value		$ (4,654)	$ (3,348)
Fixed Rate Paid		3.05%	3.05%
Interest Rate Collar
Derivative [Line Items]
Notional Amount		$ 300,000	$ 300,000
Fair Value		$ (12,625)	$ (5,359)
Fixed Rate Paid		3.70%	3.70%
Derivative, LIBOR floor		2.45%	2.45%	0.00%